Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($)	Jan. 01, 2021 shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jan. 31, 2021 USD ($)	Dec. 31, 2018 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross proceeds from common shares issued | $					$ 100,000
Interest paid on drawdown amount under credit facility | $						$ 3,791
Number of options outstanding					2,303,000	3,731,000		5,152,000
Restricted Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					2,290,000	2,388,000		1,668,000
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement					886,000	206,000
Number of shares granted					810,000	955,000
Performance Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					999,000	1,010,000		699,000
Number of shares granted					0	323,000
Deferred Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares					218,000	228,000		128,000
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement					131,000	35,000
Number of shares granted					121,000	135,000
Common Share Transactions | Common Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares issued	18,182,000
Common shares issued upon full exercise by underwriters through over-allotment option	2,273,000
Share issued price per share | $ / shares	$ 22.00
Gross proceeds from common shares issued | $	$ 400,000
Net proceeds from common shares issued | $	$ 377,000
Events After Reporting Period | Credit Facility (Net of Financing Costs)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings obtained from drawdown of credit facility | $							$ 4,550
Interest paid on drawdown amount under credit facility | $				$ 3,866
Share Transactions
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares issued			140,000
Number of options outstanding			122,000
Number of equity instruments converted into common shares in sharebased payment arrangement			101,000
Share Transactions | Restricted Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
RSUs converted into shares			39,000
Number Of Other Equity Instruments Converted Into Common Shares In Sharebased Payment Arrangement			39,000
Number of shares granted			240,000
Vesting period			4 years
Vesting description			The vesting periods of RSUs vary from immediate vesting to vesting periods of up to 4 years
Share Transactions | Performance Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares granted			162,000
Vesting period			3 years
Vesting description			PSUs have a three-year vesting period and vest on January 4, 2024
Share Transactions | Deferred Share Units
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares granted			7,000
Organoclay Property, Plant and Equipment | Sale of Property
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Gross proceeds from sale of property, plant and equipment | $		$ 4,250